Stockholders' Equity - Authorized Shares (Details) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Total shares authorized (in shares)	210,000,000	186,894,620
Common stock, authorized (in shares)	200,000,000	110,000,000	85,000,000
Preferred shares, authorized (in shares)	10,000,000	76,894,620	58,354,472
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001